Financial Assets and Liabilities - Summary of Consolidated Financial Assets and Liabilities Carried at Fair Value (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2024	Dec. 31, 2023
Noncurrent Financial Assets
Derivative financial assets – net of current portion	₱ 385	₱ 96
Current Financial Assets
Short-term investments	136	391
Current portion of derivative financial assets	30	0
Total assets	47,627	47,724
Noncurrent Financial Liabilities
Derivative financial liabilities – net of current portion	0	12
Current Financial Liabilities
Current portion of derivative financial liabilities	97	1,021
Total liabilities	473,478	458,341
Fair Value [Member]
Noncurrent Financial Assets
Financial assets at FVPL	1,101	578
Derivative financial assets – net of current portion	385	96
Current Financial Assets
Short-term investments		269
Current portion of derivative financial assets	30
Total assets	1,516	943
Noncurrent Financial Liabilities
Derivative financial liabilities – net of current portion		12
Current Financial Liabilities
Accrued expenses and other current liabilities	2
Current portion of derivative financial liabilities	97	1,021
Total liabilities	99	1,033
Fair Value [Member] | Level 2 [Member]
Noncurrent Financial Assets
Financial assets at FVPL	1,098	575
Derivative financial assets – net of current portion	385	96
Current Financial Assets
Short-term investments		269
Current portion of derivative financial assets	30
Total assets	1,513	940
Noncurrent Financial Liabilities
Derivative financial liabilities – net of current portion		12
Current Financial Liabilities
Accrued expenses and other current liabilities	2
Current portion of derivative financial liabilities	97	1,021
Total liabilities	99	1,033
Fair Value [Member] | Level 3 [Member]
Noncurrent Financial Assets
Financial assets at FVPL	3	3
Current Financial Assets
Total assets	₱ 3	₱ 3